Segment information - Geographic segmentation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments
Turnover	R 275,111	R 289,696	R 272,746
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(27,305)	21,520	61,417
Tax paid	10,932	13,952	13,531
Non-current assets	200,156	260,809	255,461
South Africa
Disclosure of operating segments
Turnover	137,903	142,804	130,411
Earnings/(loss) before interest and tax (EBIT/(LBIT))	28,109	7,872	29,305
Tax paid	7,939	11,516	11,739
Non-current assets	69,729	67,389	90,524
Mozambique
Disclosure of operating segments
Turnover	1,091	1,146	1,921
Earnings/(loss) before interest and tax (EBIT/(LBIT))	738	1,051	965
Tax paid	2,536	1,837	1,001
Non-current assets	25,090	18,915	15,036
United States
Disclosure of operating segments
Turnover	43,374	46,334	44,080
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(58,891)	1,899	4,644
Tax paid	12	12	36
Non-current assets	77,217	143,714	123,618
Europe
Disclosure of operating segments
Turnover	50,044	55,996	58,177
Earnings/(loss) before interest and tax (EBIT/(LBIT))	(834)	4,957	12,406
Tax paid	400	493	657
Non-current assets	17,136	19,708	16,161
Rest of World
Disclosure of operating segments
Turnover	42,699	43,416	38,157
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3,573	5,741	14,097
Tax paid	45	94	98
Non-current assets	R 10,984	R 11,083	R 10,122